UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Graham & Dodd Fund LLC
Address:  192 Lexington Avenue
          Suite #1201
          New York, NY 10016

Form 13F File Number:  028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Masten Montero-Rosen
Title:    Managing Member
Phone:    212-649-5884

Signature, Place, and Date of Signing:

     /s/ David M. Masten
         Montero-Rosen              New York, New York          November 6, 2012
     -------------------            ------------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           66
                                         -----------

Form 13F Information Table Value Total:  $   146,127
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------ ------ -------
AFLAC INC                              COMMON   001055102         774      16,172 SH       SOLE       NONE      3,077         13,095
AMERICAN EXPRESS                       COMMON   025816109         603      10,613 SH       SOLE       NONE      2,014          8,599
APACHE CORP COM                        COMMON   037411105       1,439      16,647 SH       SOLE       NONE      3,143         13,504
APPLE INC                              COMMON   037833100       7,633      11,439 SH       SOLE       NONE      2,161          9,278
AT&T INC                               COMMON   00206R102       4,121     109,301 SH       SOLE       NONE     20,658         88,643
BANK OF AMERICA                        COMMON   060505104       1,981     224,295 SH       SOLE       NONE     42,619        181,676
BB&T CORP COM                          COMMON   054937107         783      23,617 SH       SOLE       NONE      4,430         19,187
BERKSHIRE                              COMMON   084670702       3,364      38,141 SH       SOLE       NONE      7,221         30,920
CAPITAL ONE                            COMMON   14040H105       1,487      26,085 SH       SOLE       NONE      4,934         21,151
CENTURY LINK                           COMMON   156700106         726      17,971 SH       SOLE       NONE      3,406         14,565
CHEVRON                                COMMON   166764100       1,523      13,064 SH       SOLE       NONE      2,470         10,594
CIGNA                                  COMMON   125509109       2,782      58,978 SH       SOLE       NONE     11,134         47,844
CISCO                                  COMMON   17275R102       2,011     105,348 SH       SOLE       NONE     19,932         85,416
CITIGROUP                              COMMON   172967424       2,320      70,898 SH       SOLE       NONE     13,494         57,404
COMCAST                                COMMON   20030N101       1,167      32,632 SH       SOLE       NONE      6,140         26,492
COSTCO                                 COMMON   22160K105       5,624      56,171 SH       SOLE       NONE     10,614         45,557
CSX CORP                               COMMON   126408103       2,965     142,898 SH       SOLE       NONE     27,012        115,886
CVS                                    COMMON   126650100       2,235      46,160 SH       SOLE       NONE      8,756         37,404
DEVON ENERGY                           COMMON   25179M103       1,486      24,561 SH       SOLE       NONE      4,649         19,912
DOLLAR GENERAL                         COMMON   256677105       1,300      25,231 SH       SOLE       NONE      4,772         20,459
DOW CHEMICAL                           COMMON   260543103         662      22,844 SH       SOLE       NONE      4,272         18,572
DUKE ENERGY                            COMMON   26441C204       2,626      40,518 SH       SOLE       NONE      7,658         32,860
ENSCO                                  COMMON   G3157S106       1,566      28,700 SH       SOLE       NONE      5,405         23,295
EXXON                                  COMMON   30231G102       6,189      67,681 SH       SOLE       NONE     12,798         54,883
FAMILY DLR                             COMMON   307000109       1,304      19,669 SH       SOLE       NONE      3,719         15,950
FEDEX                                  COMMON   31428X106       1,003      11,854 SH       SOLE       NONE      2,231          9,623
FIFTH THIRD BANCORP                    COMMON   316773100         827      53,299 SH       SOLE       NONE     10,067         43,232
FORD MTR                               COMMON   345370860         819      83,040 SH       SOLE       NONE     15,691         67,349
FREEPORT-MCMORAN                       COMMON   35671D857       1,914      48,352 SH       SOLE       NONE      9,104         39,248
GENERAL ELECTRIC                       COMMON   369604103       4,666     205,456 SH       SOLE       NONE     38,839        166,617
HOLLYFRONTIER                          COMMON   436106108       3,003      72,754 SH       SOLE       NONE     13,768         58,986
INTEL                                  COMMON   458140100         316      13,933 SH       SOLE       NONE      2,558         11,375
JOHNSON&JOHNSON                        COMMON   478160104       1,415      20,536 SH       SOLE       NONE      3,884         16,652
JPMORGAN                               COMMON   46625H100       5,551     137,121 SH       SOLE       NONE     25,951        111,170
KRAFT                                  COMMON   50075N104       1,273      30,781 SH       SOLE       NONE      5,802         24,979
LYONDELLBASELL                         COMMON   N53745100       2,345      45,389 SH       SOLE       NONE      8,575         36,814
MACY'S                                 COMMON   55616P104       1,538      40,894 SH       SOLE       NONE      7,733         33,161
MARATHON PETE                          COMMON   56585A102       2,547      46,657 SH       SOLE       NONE      8,861         37,796
MCKESSON                               COMMON   58155Q103       1,356      15,760 SH       SOLE       NONE      2,988         12,772
MERCK                                  COMMON   58933Y105       1,940      43,008 SH       SOLE       NONE      8,155         34,853
METLIFE                                COMMON   59156R108       3,248      94,258 SH       SOLE       NONE     17,811         76,447
MICROSOFT                              COMMON   594918104       4,101     137,695 SH       SOLE       NONE     25,909        111,786
MOHAWK INDS                            COMMON   608190104       1,604      20,046 SH       SOLE       NONE      3,790         16,256
OCCIDENTAL PETROLEUM                   COMMON   674599105       1,733      20,136 SH       SOLE       NONE      3,828         16,308
ONEOK INC                              COMMON   682680103       1,561      32,314 SH       SOLE       NONE      6,109         26,205
ORACLE CORP COM                        COMMON   68389X105       2,232      70,864 SH       SOLE       NONE     13,349         57,515
PFIZER                                 COMMON   717081103       2,913     117,218 SH       SOLE       NONE     22,155         95,063
PIONEER NAT RES                        COMMON   723787107       1,218      11,671 SH       SOLE       NONE      2,195          9,476
PNC FINANCIAL                          COMMON   693475105         717      11,364 SH       SOLE       NONE      2,145          9,219
PPL CORP                               COMMON   69351T106       2,200      75,742 SH       SOLE       NONE     14,315         61,427
PROCTER & GAMBLE                       COMMON   742718109       3,253      46,894 SH       SOLE       NONE      8,889         38,005
PRUDENTIAL                             COMMON   744320102       3,966      72,752 SH       SOLE       NONE     13,739         59,013
RELIANCE STL                           COMMON   759509102       1,674      31,986 SH       SOLE       NONE      6,041         25,945
RENAISSANCERE                          COMMON   G7496G103       2,978      38,654 SH       SOLE       NONE      7,311         31,343
RENT A CTR                             COMMON   76009N100         516      14,720 SH       SOLE       NONE      2,784         11,936
ROCKWOOD                               COMMON   774415103         761      16,334 SH       SOLE       NONE      3,091         13,243
TARGET                                 COMMON   87612E106       1,695      26,707 SH       SOLE       NONE      5,034         21,673
TEXTRON                                COMMON   883203101       1,524      58,225 SH       SOLE       NONE     11,003         47,222
UNION PAC                              COMMON   907818108       3,438      28,965 SH       SOLE       NONE      5,471         23,494
UNITEDHEALTH                           COMMON   91324P102       1,696      30,611 SH       SOLE       NONE      5,778         24,833
US BANCORP                             COMMON   902973304       1,899      55,366 SH       SOLE       NONE     10,470         44,896
VF CORP                                COMMON   918204108       1,473       9,241 SH       SOLE       NONE      1,748          7,493
WALMART                                COMMON   931142103       1,492      20,215 SH       SOLE       NONE      3,822         16,393
WALT DISNEY                            COMMON   254687106       2,299      43,980 SH       SOLE       NONE      8,316         35,664
WELLS FARGO                            COMMON   949746101       3,533     102,328 SH       SOLE       NONE     19,370         82,958
WESTN REFNG                            COMMON   959319104       3,220     123,002 SH       SOLE       NONE     23,238         99,764